LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2011
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)
Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2010 and 2011 comprised:
	2010			2011
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,544,275	4,725,702	24,269,977	18,762,689	4,148,062	22,910,751
Credit card	1,773,156	3,503,593	5,276,749	1,527,119	3,763,261	5,290,380
Auto financing	405,734	205,996	611,730	308,598	144,085	452,683
Other consumer	4,852,444	3,084,471	7,936,915	4,763,063	2,990,411	7,753,474
Total consumer	26,575,609	11,519,762	38,095,371	25,361,469	11,045,819	36,407,288
Commercial:
Industry and mining	3,675,468	2,974,037	6,649,505	4,084,213	3,020,134	7,104,347
Small scale industry	2,090,239	1,449,556	3,539,795	1,962,344	1,295,509	3,257,853
Trade	7,788,532	3,784,789	11,573,321	7,374,620	3,600,619	10,975,239
Construction	1,226,936	1,597,771	2,824,707	1,131,868	1,629,284	2,761,152
Tourism	484,394	396,622	881,016	479,955	279,303	759,258
Shipping and transportation	2,152,631	780,670	2,933,301	2,216,777	799,940	3,016,717
Commercial mortgages	880,697	700,715	1,581,412	774,709	647,331	1,422,040
Public sector	8,860,862	392,521	9,253,383	8,711,152	280,712	8,991,864
Other	247,319	1,707,828	1,955,147	88,376	1,479,101	1,567,477
Total commercial	27,407,078	13,784,509	41,191,587	26,824,014	13,031,933	39,855,947
Total loans	53,982,687	25,304,271	79,286,958	52,185,483	24,077,752	76,263,235
Unearned income	(58,824)	(189,694)	(248,518)	(92,749)	(167,629)	(260,378)
Loans, net of unearned income	53,923,863	25,114,577	79,038,440	52,092,734	23,910,123	76,002,857
Less: Allowance for loan losses	(2,122,803)	(1,052,602)	(3,175,405)	(5,433,828)	(1,116,807)	(6,550,635)
Total Net Loans	51,801,060	24,061,975	75,863,035	46,658,906	22,793,316	69,452,222

	December 31, 2010			December 31, 2011
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)			(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298	906,577	11,283,505	12,190,082
Watchlist	1,889,368	2,021,343	3,910,711	1,528,817	9,486,380	11,015,197
Substandard	1,015,079	734,990	1,750,069	1,434,829	2,183,906	3,618,735
	4,222,281	23,184,797	27,407,078	3,870,223	22,953,791	26,824,014
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600	1,156,800	9,800,548	10,957,348
Watchlist	192,343	819,501	1,011,844	687,173	769,048	1,456,221
Substandard	407,278	713,787	1,121,065	414,089	204,275	618,364
	1,721,411	12,063,098	13,784,509	2,258,062	10,773,871	13,031,933

Total	5,943,692	35,247,895	41,191,587	6,128,285	33,727,662	39,855,947

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	At and for the year ended December 31, 2011
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in thousands)
Greek
With no related allowance:
Residential mortgages	20,749	-	20,469	-	-
Consumer loans	35,760	-	34,810	1,899	-
Small business loans	2,770	-	-	-	-
Other commercial loans	300,323	-	107,137	2,344	-

With related allowance:
Residential mortgages	2,798,057	(464,239)	2,264,525	-	20,433
Credit cards	540,059	(398,737)	511,309	5,251	40
Other consumer loans	1,994,087	(983,433)	1,709,580	3,447	17,347
Small business loans	1,493,055	(555,348)	1,250,425	2,247	68
Other Commercial loans	9,366,605	(2,886,287)	3,046,392	30,264	5,529
Total Greek impaired loans	16,551,465	(5,288,044)	8,944,647	45,452	43,417

Foreign
With no related allowance:
Residential mortgages	299	-	-	-	-
Other consumer loans	208	-	14	-	-
Small business loans	3,866	-	479	-	-
Other Commercial loans	92,174	-	54,508	-	113

With related allowance:
Residential mortgages	234,935	(50,065)	199,139	7,378	810
Credit cards	354,851	(243,331)	322,110	5	18,329
Other consumer loans	502,651	(283,580)	444,415	12,408	17,824
Small business loans	609,818	(170,255)	551,683	20,032	337
Other Commercial loans	1,591,724	(330,580)	1,318,137	65,680	26,756
Total Foreign impaired loans	3,390,526	(1,077,811)	2,890,485	105,503	64,169

The increase in Greek impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI.

			2009	2010	2011
			(EUR in thousands)
Average recorded investment in impaired loans			3,035,646	6,595,708	11,835,132
Interest income recognized on a cash basis			30,377	86,742	107,586

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2010 and 2011:
	December 31, 2010
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

	December 31, 2011
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in thousands

Greek
Residential mortgages	1,180,533	2,629,140	3,809,673	14,953,016	-	18,762,689	591,445	2,798,058
Credit card	64,609	540,059	604,668	922,451	-	1,527,119	22,561	517,498
Other consumer	326,768	1,669,764	1,996,532	3,075,129	-	5,071,661	71,133	1,994,051
Small business loans	213,343	1,094,178	1,307,521	2,562,702	-	3,870,223	15,488	1,477,372
Other commercial loans	285,165	1,753,830	2,038,995	20,914,796	-	22,953,791	69,278	1,936,790
Total Greek loans	2,070,418	7,686,971	9,757,389	42,428,094	-	52,185,483	769,905	8,723,769

Foreign
Residential mortgages	203,456	177,586	381,042	3,492,116	274,904	4,148,062	174	248,797
Credit card	116,981	341,014	457,995	3,305,266	-	3,763,261	-	360,289
Other consumer	169,789	398,985	568,774	2,565,722	-	3,134,496	253	505,627
Small business loans	98,124	511,061	609,185	1,648,877	-	2,258,062	677	582,707
Other commercial loans	339,631	984,436	1,324,067	9,447,461	2,343	10,773,871	155,977	1,045,752
Total Foreign loans	927,981	2,413,082	3,341,063	20,459,442	277,247	24,077,752	157,081	2,743,172
Total loans	2,998,399	10,100,053	13,098,452	62,887,536	277,247	76,263,235	926,986	11,466,941

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2010	2011
	(EUR in thousands)
Opening balance as of January 1,	4,965,712	8,385,975
Impaired loans in the period	4,102,230	12,712,334
Loans transferred to non-impaired status	(174,282)	(238,211)
Impaired loans paid-off	(394,035)	(450,205)
Sale of impaired loans	-	(107,244)
Impaired loans written-off	(140,371)	(169,512)
Foreign Exchange differences	26,721	(191,146)
Closing balance as of December 31,	8,385,975	19,941,991

The increase in new impaired loans also includes EUR 6,939.8 million, which relates to the Greek State and loans exchanged in the PSI

Allowance for loan losses

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2009	2010			2011
	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in thousands)
Balance at beginning of year	1,232,626	1,004,147	1,061,031	2,065,178	1,677,340	1,498,065	3,175,405
Provision for loan losses	998,448	711,805	493,190	1,204,995	999,000	1,384,529	2,383,529
Provision for loans eligible to PSI[1]	0	0	0	0	0	1,319,740	1,319,740
Write-offs	(196,312)	(53,743)	(86,628)	(140,371)	(85,451)	(84,061)	(169,512)
Recoveries	29,663	11,078	12,171	23,249	23,635	7,565	31,200
Net Write-offs	(166,649)	(42,665)	(74,457)	(117,122)	(61,816)	(76,496)	(138,312)
Sale of impaired loans	0	0	0	0	0	(107,244)	(107,244)
Translation differences	753	4,053	18,301	22,354	(53,496)	(28,987)	(82,483)
Allowance at end of year	2,065,178	1,677,340	1,498,065	3,175,405	2,561,028	3,989,607	6,550,635

1	Provision due to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI.

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

The following table set forth the allowances for loan losses by portfolio segment and by methodology and the respective recorded investment as at December 31, 2010 and December 31, 2011

December 31, 2010	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance			908,611	564,598	908,611	564,598
Coefficient allowance			22,445,983	106,415	22,445,983	106,415
Homogeneous allowance	26,575,609	1,157,423	4,052,484	294,367	30,628,093	1,451,790
Foreign	10,969,538	519,917	13,775,626	532,685	24,745,164	1,052,602
Total loans	37,545,147	1,677,340	41,182,704	1,498,065	78,727,851	3,175,405

December 31, 2011	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
	(EUR in thousands)

Specific allowance	0	0	9,033,028	2,811,450	9,033,028	2,811,450
Coefficient allowance	0	0	14,155,120	198,160	14,155,120	198,160
Homogeneous allowance	25,361,469	1,954,616	3,635,866	469,602	28,997,335	2,424,218
Foreign	10,770,915	606,107	13,029,590	510,700	23,800,505	1,116,807
Total loans	36,132,384	2,560,723	39,853,604	3,989,912	75,985,988	6,550,635

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Total exposure to the Greek State and its related allowance at December 31, 2011, are the following:
	Total loans	Allowance for loan losses
	(EUR in thousands)
Loan to Greek state	5,160,819	-400,609
Loans eligible to PSI	1,779,022	-1,319,739
Loans to public sector entities	905,007	-134,883
Corporate and Small Business loans	766,551	-98,425
Mortgage loans	1,410,907	-
Total loans	10,022,306	-1,953,656
Securities purchased under agreements to resell	342,050	-
Other assets	400,604	-39,400
Total Exposure to Greek state	10,764,960	-1,993,056

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans	2010	2011
	(EUR in thousands)
Consumer loans (Revolver 2008-1 Plc-December 2008)	1,161,510	1,035,809
Credit cards (Revolver 2008-1 Plc-December 2008)	1,244,399	1,065,395
Receivables from Public sector (Titlos Plc-February 2009)	5,276,774	4,760,210
Mortgages (Spiti Plc-September 2011)	0	1,677,571
Auto loans (Autokinito Plc-September 2011)	0	430,644
Consumer loans (Agorazo Plc-September 2011)	0	1,494,713
Total	7,682,683	10,464,342

Covered bonds	2010	2011
	(EUR in thousands)
Mortgages	15,561,399	16,550,590
of which eligible collateral	14,038,207	14,211,435

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2011:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	1,000.0(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	268.9(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100.0(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500.0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	249,5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 700 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400,0(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	96,5(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1.250,0(2)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	412,8(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2010 and 2011, the balances of the subordinated loans were EUR 307.3 million and EUR 199.8 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.
On February 28, 2011, a) EUR 500.0 million class A notes were cancelled and b) the interest was changed from one month-Euribor plus 30 bps to fixed 2.6% on the class A notes and from one-month Euribor plus 60 bps to fixed 2.9% on the class B notes. The class A notes have been rated B- by Fitch and CCC by Standard and Poor's.
(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

Additionally, the following transaction was unwound with the loans being sold back to the transferor in exchange for the notes:
Issuer	Description	Type of collateral	Issue date	Maturity date	Cancelled date	Nominal amount in million EUR	Interest rate
Eterika Plc	Asset Backed Floating Rate Notes- Class A	Commercial loans	July 31, 2008	June 2035	May 2010	975.0	Paid quarterly at a rate of three-month Euribor plus 30 bps
Eterika Plc	Asset Backed Floating Rate Notes- Class B	Commercial loans	July 31, 2008	June 2035	May 2010	365.0	Paid quarterly at a rate of three-month Euribor plus 250 bps

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2011:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series(3)	Residential mortgage loans	October 7, 2009	October 2016	1,500.0	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series(4)	Residential mortgage loans	June 24, 2010	June 2015 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series(4)	Residential mortgage loans	June 24, 2010	June 2017 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series(4)	Residential mortgage loans	June 24, 2010	June 2019 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps
Program II(2)	Fifth Series(5)	Residential mortgage loans	May 6, 2011	September 2013 (with an additional ten-year extension option)	1,500.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014 (with an additional ten-year extension option)	1,300.0	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10.0 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B1 by Moody's and BB- by Fitch.

Furthermore, the Bank, in 2010 and 2011, has cancelled the following issues under the covered bond Program I of EUR 10.0 billion:
Series number	Issue date	Cancellation date	Original nominal amount in EUR	Cancelled amount in million EUR
Fourth Series	March 18, 2010	November 30, 2010	1.5 billion	1,000.0
First Series	November 28, 2008	May 6, 2011	1.0 billion	650,0
Second Series	November 28, 2008	May 6, 2011	1.0 billion	800,0
Fifth Series	May 11, 2010	May 6, 2011	1.0 billion	350,0
Second Series	November 28, 2008	June 2, 2011	1.0 billion	150,0
First Series	November 28, 2008	June 20, 2011	1.0 billion	300,0
Fifth Series	May 11, 2010	June 20, 2011	1.0 billion	650,0
First Series	November 28, 2008	August 3, 2011	1.0 billion	50,0(1)
Second Series	November 28, 2008	August 3, 2011	1.0 billion	50,0(1)
(1)	Repurchase and cancellation of EUR 50.0 million covered bonds, as these issues were sold on September 1, 2009 to institutional investors and presented within “Long-term debt” (see Note 24).

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for credit losses by portfolio segment and the respective recorded investment at December 31, 2010.

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2011.
	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,954,921	3,478,907	5,433,828
of which:
for impaired loans	1,846,409	3,441,635	5,288,044
for non-impaired loans	108,512	37,272	145,784

Impaired loans	5,388,712	11,162,753	16,551,465
Non-impaired loans	19,972,757	15,661,261	35,634,018

Foreign
Allowance for loan losses at year end	606,107	510,700	1,116,807
of which:
for impaired loans	576,975	500,836	1,077,811
for non-impaired loans	29,132	9,864	38,996

Impaired loans	1,092,944	2,297,582	3,390,526
Non-impaired loans	9,677,971	10,732,008	20,409,979